Debt - Additional Information (Detail)	Mar. 31, 2015 USD ($)
2021 notes | Level 2
Debt Instrument [Line Items]
Fair value of the notes	$ 360,300,000
2013 facility
Debt Instrument [Line Items]
Line of credit facility outstanding	55,000,000
Line of credit facility maximum borrowing capacity	$ 175,000,000
Weighted average interest rate of debt outstanding	2.00%